Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 6,248	$ 6,248
Intangible assets, Accumulated Amortization	2,217	917
Intangible assets, net	4,031	5,331
Portal [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	4,151	4,151
Intangible assets, Accumulated Amortization	1,770	732
Intangible assets, net	2,381	3,419
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	2,097	2,097
Intangible assets, Accumulated Amortization	447	185
Intangible assets, net	$ 1,650	$ 1,912